Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (50,315)	$ (15,619)
Other comprehensive loss:
Unrealized loss on securities available-for-sale	(187)	(4)
Total other comprehensive loss	(187)	(4)
Comprehensive loss	$ (50,502)	$ (15,623)